Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues	$ 1,158,794	$ 972,046	$ 827,216
Costs, Expenses and Other Expense (Income)
Cost of goods sold	696,591	583,684	514,959
Internal research and development	116,875	96,806	60,578
Selling, general and administrative	208,565	176,000	160,763
Interest expense	18,352	6,809	3,081
Other expense (income), net	(3,783)	(10,041)	(2,120)
Total Costs, Expenses and Other Expense (Income)	1,036,600	853,258	737,261
Earnings Before Income Taxes	122,194	118,788	89,955
Income Taxes	34,192	23,514	24,469
Net Earnings	$ 88,002	$ 95,274	$ 65,486
Basic Earnings Per Share	$ 1.41	$ 1.52	$ 1.07
Diluted Earnings Per Share	$ 1.35	$ 1.48	$ 1.04